Related parties	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related parties

20.	Related parties

a)	The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Former chairman of the Board of Directors and Co-Chief Executive Officer, and 16.76% beneficial shareholder of the Company*
Bin Fu	Chairman of the Board of Directors and Chief Executive Office of the Company*
Xuejun Ji	Shareholder
Hunan Medical Star Technology Co., Ltd. ( Medical Star)	Joint venture
Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”)	Minority Owned Subsidiary of the Company
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	Entity controlled by Xiaofeng Gao

*	On September 6, 2024, Mr. Xiaofeng Gao resigned as the chairman of the Board of Directors and Co-Chief Executive Officer of the Company and Mr. Bin Fu has become the sole Chief Executive Officer of the Company.

b)	The Company had the following related party balances with the related parties mentioned above:

	As of March 31,
	2025	2024
Amounts due to Xiaofeng Gao	$23,007	$2,196
Amounts due to Xuejun Ji	411,145	11,276
Amounts due to Bin Fu	239,007	39,464
Total	673,159	52,936

	As of March 31,
	2025	2024
Amounts due from Wuxi Wangdao	$660,539	$-
Total	660,539	-

c)	The Company had the following related party transaction with the related party mentioned above:

	For the Years Ended March 31,
	2025	2024
Expense paid by Xiaofeng Gao	$20,908	$—
Bond received from Xuejun Ji	400,000	—
Bond received from Bin Fu	200,000	—
Sales to Medical Star	—	17,235

The Group did not have other significant balances or transactions with its related parties in the years ended March 31, 2025 and 2024.